RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	December 31, 2025	December 31, 2024	December 31, 2023
Salary (cost of sales and services)	$107,382	$284,694	$258,281
Salary (general and administrative expenses)	2,036,079	1,727,498	970,487
Share based payments	1,956,010	3,031,491	343,253
Salary (Intangible asset – software)	-	-	137,374
Salary (research and development)	125,554	123,289	83,699
Salary (Professional fees)	212,074	163,968	81,616
	$4,437,099	$5,330,940	$1,874,710